NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

SUPPLEMENT DATED APRIL 25, 2011

TO THE PROSPECTUS DATED JANUARY 18, 2011

AS PREVIOUSLY SUPPLEMENTED

WITH RESPECT TO THE NUVEEN SHORT DURATION BOND FUND ON FEBRUARY 25, 2011

AND WITH RESPECT TO ALL OF THE FUNDS ON MARCH 21, 2011 AND APRIL 11, 2011

The section “How You Can Buy and Sell Shares—How to Sell Shares—Special Settlement Policy” is removed effective May 2, 2011.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCREDP-0411P